Inventory, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY, NET

9. Inventory, Net

Inventory, net consisted of the following:

	September 30, 2021	December 31, 2020
Finished goods (amounts related to VIE discontinued operations of $1,003,985 and $431,466)	$1,003,985	$431,466
Work-in-process inventory grow (amounts related to VIE discontinued operations of $307,212 and $360,402)	307,212	360,402
	$1,311,197	$791,868

The Company re-negotiated the selling price of the cannabidiol finished goods inventory from Cryomass LLC in 2019 and 2020. All remaining cannabidiol finished goods inventory was sold in 2020 Q2.

9. INVENTORY, NET

Inventory, net consisted of the following:

	December 31, 2020	December 31, 2019
Finished goods (amounts related to VIE discontinued operations of $431,466 and $416,871, respectively)	$431,466	$920,671
Work-in-process inventory grow (amounts related to VIE discontinued operations of $360,402 and $351,762, respectively)	360,402	351,762
Provision for inventory losses (amounts related to VIE discontinued operations of $0 and $0, respectively)	-	(163,800)
	$791,868	$1,108,633

The Company re-negotiated the purchase price of General Extract’s cannabidiol finished goods inventory, resulting in a $240,000 reduction in cost as of December 31, 2019 and resulting in an additional $220,800 reduction in cost as of December 31, 2020. All remaining cannabidiol finished goods inventory was sold in 2020 Q2.